As filed with the Securities and Exchange            Registration No. 33-91846*
Commission on October 30, 1997                       Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 12 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [X]     on December 31, 1997 pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75976.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


                                                                         LOCATION - PROSPECTUS DATED MAY 1, 1997 AND AS
    FORM N-4                                                                      AMENDED BY SUPPLEMENTS DATED
    ITEM NO.                      PART A (PROSPECTUS)                                 AUGUST 21, 1997 AND
                                                                                       DECEMBER 31, 1997

       1          Cover Page..........................................  Cover Page, and as amended

       2          Definitions.........................................  Definitions

       3          Synopsis............................................  Prospectus Summary; Fee Table, and as amended

       4          Condensed Financial Information.....................  Condensed Financial Information

       5          General Description of Registrant, Depositor, and
                  Portfolio Companies.................................  The Company; Variable Annuity Account C; The
                                                                        Funds, and as amended

       6          Deductions and Expenses.............................  Charges and Deductions, and as amended;
                                                                        Distribution

       7          General Description of Variable Annuity Contracts...  Purchase; Miscellaneous


       8          Annuity Period......................................  Annuity Period

       9          Death Benefit.......................................  Death Benefit During Accumulation Period; Death
                                                                        Benefit Payable During the Annuity Period

       10         Purchases and Contract Value........................  Purchase; Contract Valuation

       11         Redemptions.........................................  Right to Cancel; Withdrawals

       12         Taxes...............................................  Tax Status

       13         Legal Proceedings...................................  Miscellaneous - Legal Matters and Proceedings

       14         Table of Contents of the Statement of Additional
                  Information.........................................  Contents of the Statement of Additional
                                                                        Information

 FORM N-4 ITEM NO.       PART B (STATEMENT OF ADDITIONAL INFORMATION)       LOCATION - STATEMENT OF ADDITIONAL INFORMATION
                                                                                           DATED MAY 1, 1997

        15           Cover Page...........................................  Cover page

        16           Table of Contents....................................  Table of Contents

        17           General Information and History......................  General Information and History

        18           Services.............................................  General Information and History; Independent
                                                                            Auditors

        19           Purchase of Securities Being Offered.................  Offering and Purchase of Contracts

        20           Underwriters.........................................  Offering and Purchase of Contracts

        21           Calculation of Performance Data......................  Performance Data; Average Annual Total Return
                                                                            Quotations

        22           Annuity Payments.....................................  Annuity Payments

        23           Financial Statements.................................  Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and B of this Post-Effective Amendment No. 12, respectively, by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000581) and by reference to a Supplement to the Prospectus dated August 21, 1997, as contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001307) and by reference to a Supplement to the Prospectus dated December 31, 1997 which is included in this Post-Effective Amendment No. 12.

                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account C
                Retirement Programs for Educational Institutions
                      Supplement Dated December 31, 1997 to
           Prospectus Dated May 1, 1997 as amended on August 21, 1997

The Prospectus dated May 1, 1997 as amended by Supplement dated August 21, 1997, is amended as follows:

Fee Table - 1
The first footnote under item 1 "CHARGES AGAINST THE SEPARATE ACCOUNT" in the section captioned "TABLE A - FOR MASTER CONTRACTS ISSUED OR ENDORSED ON OR AFTER OCTOBER 1, 1996" is replaced with the following:

* The mortality and expense risk charge during the Accumulation Period may be reduced for Contracts to Plans that meet certain criteria. See "Charges and Deductions."





                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SUPPLEMENT SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.





                The Date of this Supplement is December 31, 1997

X91846-97

Prospectus, Pages 5-6
The first paragraph of the section entitled "Mortality and Expense Risk Charge" under "Charges and Deductions" is replaced with the following:

Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. For Master Contracts issued on or after October 1, 1996 (and for Master Contracts issued prior to that date that are endorsed to contain this provision), during the Accumulation Period, the charge is equal, on an annual basis, to 1.00% of the daily net assets of the Subaccounts. However, in certain circumstances where the risk of adverse mortality and/or expense experience associated with a Master Contract issued to a Plan on or after December 31, 1997 (and for Master Contracts issued prior to that date that are endorsed to allow for a reduction in the mortality and expense risk charge), may be reduced, subject to applicable state regulatory approval, the mortality and expense risk charge applicable to that Master Contract may also be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of some or all of the following factors:

(1) the size of the prospective group;
(2) projected annual Purchase Payments for the number of Participants estimated to choose the Contract;
(3) the frequency of projected distributions;
(4) the type and level of administrative and sales services to be provided;
(5) the retirement program design. For example, the retirement program design, may favor the stability of invested assets and limit the conditions for surrenders, loans, and investment options available which, in turn, will lower administrative expenses.

Prospective purchasers eligible for a reduction in the mortality and expense risk charge will be notified of their eligibility and the amount of the charge applicable to their Contract prior to the Company's acceptance of an application for the Contract. Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person.

Prospectus, Page 25
Appendix VI entitled "Contracts Acquired by Exchange" is inserted following Appendix V.

                                   APPENDIX VI
                         CONTRACTS ACQUIRED BY EXCHANGE

Certain holders of contracts issued by the Company may exchange their contract(s) (the "Exchanged Contracts") for the Contract (the "Acquired Contract"). The Company will not assess any charges or deductions in connection with an exchange. See "Deferred Sales Charge" below. Upon an exchange, the rights of the Exchanged Contract holder and Participants under the Exchanged Contract will be governed by the Acquired Contract.

DIFFERENCES BETWEEN EXCHANGED CONTRACTS AND ACQUIRED CONTRACTS

The terms of the Acquired Contracts vary from the Exchanged Contracts and it may or may not be advantageous to make an exchange. Contract Holders and, if applicable, Participants should review the Acquired Contract and an Exchanged Contract to determine all the differences. Some differences relate to the minimum guaranteed interest rates for the GAA and the Fixed Account, the availability of the Fixed Account, and the tables on which Annuity payments are based.

SPECIAL ACQUIRED CONTRACTS PROVISIONS

Except as follows, the terms of the Acquired Contracts are identical to the Contracts described in the Prospectus:

DEFERRED SALES CHARGE

If the Exchanged Contract contained a deferred sales charge (DSC), Account Values attributable to Exchanged Contracts, (other than amounts exchanged from the Fixed Plus Account) are subject to a DSC upon withdrawal. The DSC will vary according to the period of time between the effective date of the Individual Account under the Exchanged Contract and the date of withdrawal as follows:


                                      Deferred Sales Charge
If the Period of Time is              (as a percentage of the amount withdrawn*)
Fewer than 5 years                    5%
5 or more, but fewer than 6 years     4%
6 or more, but fewer than 7 years     3%
7 or more, but fewer than 8 years     2%
8 or more, but fewer than 9 years     1%
9 or more years                       0%

* This sets forth the DSC schedule for 9 years, the maximum duration of the DSC. The total amount deducted for the DSC will not exceed 8.5% of the total Purchase Payments actually made to an Individual Account.


No DSC is deducted from any portion of the Individual Account which is paid:

1. At the death of a Participant before Annuity payments start;
2. To provide Annuity benefits for a Participant under a Contract;
3. When the Individual Account Value is $3,500 or less and no withdrawals have been taken from the Individual Account within the prior 12 months. If there is more than one Individual Account under the Contract for a Participant, then this provision will only apply when the total in all of the Participant's Individual Accounts is $3,500 or less;
4. In an amount equal to or less than 10% of the Individual Account Value, as part of the first partial withdrawal request in a calendar year to a Participant who is at least age 59-1/2 and less than age 70-1/2. The Individual Account Value is calculated as of the date the partial withdrawal request is received in good order at the Company's Home Office. Any outstanding loans from the Participant's Individual Account are excluded when calculating the Individual Account Value. This waiver does not apply to partial withdrawals due to loan defaults made from Individual Account Values and does not apply to full withdrawal requests. This waiver is not available for partial withdrawals requested when an Additional Withdrawal Option is in effect in the same calendar year; or
5. On account of a Participant's separation from service. The Contract Holder must submit documentation satisfactory to the Company to confirm that the Participant is no longer providing services to the employer.

FIXED ACCOUNT

If made available under the Acquired Contract, the Fixed Account is an investment option available only for amounts previously held in the Fixed Account under the Exchanged Contract. For details about the Fixed Account including restrictions on withdrawals and transfers, see Appendix V.

In addition to the conditions specified in Appendix V regarding when the Company may defer payment of a Fixed Account withdrawal value, if allowed by state law, the Company may pay any Fixed Account withdrawal requested from the Contract in equal payments, with interest, over a period not to exceed 60 months when:

1. The Fixed Account withdrawal value for the Contract or for the total of the Accounts under the Contract exceeds $250,000 on the day prior to the withdrawal; and
2. The sum of the current Fixed Account withdrawal requested and the total of all Fixed Account withdrawals from the Contract or any Account under the Contract within the past 12 months exceeds 20% of the amount in the Fixed Account on the day prior to the current withdrawal.

Interest, as used above, will not be more than two percentage points below any rate determined prospectively by the Board of Directors for the class of Contract. In no event will the interest rate be less than the minimum stated in the Contract.

FIXED PLUS ACCOUNT

All amounts transferred or allocated to the Fixed Plus Account on or after the Acquired Contract effective date will be subject to the Fixed Plus Account rules described below.

The following summarizes material information concerning the Fixed Plus Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

The Fixed Plus Account will reflect a compound interest rate credited by Us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account.

We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Under certain emergency conditions, We may defer payment of a Fixed Plus Account withdrawal value (a) for a period of up to 6 months; or (b) as provided by federal law.

The Company reserves the right to limit Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day our Home Office receives a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made in the prior 12 months. In calculating the 20% limit, We reserve the right to include payments made due to the election of any Additional Withdrawal Options.

The 20% limit is waived if the partial withdrawal is due to annuitization or death of the Participant. The waiver upon death may only be exercised once and must occur within six months after the Participant's date of death and before the Annuity Date. Any such withdrawal or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

If a full withdrawal is requested, We will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;
2. One-fourth of the remaining Fixed Plus Account Value 12 months later;
3. One-third of the remaining Fixed Plus Account Value 12 months later;
4. One-half of the remaining Fixed Plus Account Value 12 months later; and
5. The balance of the Fixed Plus Account Value 12 months later.

Once We receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be canceled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made:

(a) due to Your death, before Annuity payments begin;
(b) due to the election of an Annuity option;
(c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, loans, transfers or annuitizations have been made from the Account within the prior 12 months);
(d) due to hardship if the following conditions are met:
    (1) the hardship is certified by the employer;
    (2) the amount is paid directly to You; and
    (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period; or
(e) due to Your separation from service with the employer, provided that:
    (1) the employer certifies that You have separated from service;
    (2) the amount withdrawn is paid directly to You; and
    (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

TRANSFERS AMONG INVESTMENT OPTIONS

The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day We receive a written request, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, We reserve the right to include payments made due to the election of one of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less on the date the request is received in good order at the Home Office.

By notifying Us at our Home Office at least 30 days before the Annuity Date, You may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments. For amounts which have been accumulating under the Fixed Plus Account, a nonlifetime annuity option may only be elected on a fixed basis.

ADDITIONAL WITHDRAWAL OPTIONS

Certain withdrawal options may not be elected if You have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS

If permitted under the Plan, loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.







                                                                       X91846-97

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of December 31,
                      1996
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Balance Sheets as of December 31, 1996 and
                      1995
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1996, 1995 and 1994
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1996, 1995 and 1994
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesale Agreement and Related Selling
                  Agreement(2)
         (4.1)    Variable Annuity Contract (G-CDA-IB(ATORP)) and Endorsement
                  (EGET-IC(R))(3)
         (4.2)    Variable Annuity Contract and Certificate (G-CDA-95(TORP) and
                  (GTCC-95(TORP))(3)
         (4.3)    Variable Annuity Contract (G-CDA-IB(AORP)) and Endorsement
                  (EGET-IC(R))(3)
         (4.4)    Variable Annuity Contract and Certificate (G-CDA-95(ORP) and
                  (GTCC-95(ORP))(3)
         (4.5)    Variable Annuity Contract (G-CDA-96(TORP))(4)
         (4.6)    Variable Annuity Contract (G-CDA-96(ORP)
         (4.7)    Variable Annuity Contract Certificate (GTCC-96(TORP))

         (4.8)    Variable Annuity Contract Certificate (GTCC-96(ORP))
         (4.9)    Endorsement (GET 9/96) to Variable Annuity Contracts
                  and Certificates G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP) and GTCC-95(ORP)(4)
         (4.10)   Form of Endorsement (EORPEX97LAMS) to Contracts G-CDA-96 (ORP)
                  and G-CDA-96(TORP) and Certificates GTCC-96(ORP) and GTCC-96(TORP)
         (5)      Variable Annuity Contract Application (300-MOP-IB)(5)
         (6.1)    Certification of Incorporation of Aetna Life Insurance and
                  Annuity Company(6)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(7)
         (6.3)    By-Laws, as amended September 17, 1997, of Aetna Life
                  Insurance and Annuity Company
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Calvert Asset Management Company (Calvert
                  Responsibly Invested Balanced Portfolio, formerly Calvert
                  Socially Responsible Series) dated March 13, 1989 and amended
                  December 27, 1993(2)
         (8.2)    Second Amendment dated January 1, 1996 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Calvert Asset Management Company (Calvert Responsibly Invested
                  Balanced Portfolio, formerly Calvert Socially Responsible
                  Series) dated March 13, 1989 and amended December 27, 1993(8)
         (8.3)    Third Amendment dated February 11, 1997 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Calvert Asset Management Company (Calvert Responsibly Invested
                  Balanced Portfolio, formerly Calvert Socially Responsible
                  Series) dated March 13, 1989 and amended December 27, 1993 and
                  January 1, 1996(9)
         (8.4)    Fourth Amendment dated February 28, 1997 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Calvert Asset Management Company (Calvert Responsibly Invested
                  Balanced Portfolio, formerly Calvert Socially Responsible
                  Series) dated March 13, 1989 and amended December 27, 1993,
                  January 1, 1996 and February 11, 1997(10)
         (8.5)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(7)
         (8.6)    Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1996, May 1, 1995, January 1,
                  1996 and March 1, 1996(11)
         (8.7)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated

                  February 1, 1994 and amended on December 15, 1994, February 1,
                  1995, May 1, 1995, January 1, 1996 and March 1,1996(7)
         (8.8)    Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995,
                  January 1, 1996 and March 1, 1996(11)
         (8.9)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(8)
         (8.10)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(11)
         (8.11)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 31, 1995 and March 1, 1996(11)
         (8.12)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(2)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(12)
         (14)     Not applicable
         (15.1)   Powers of Attorney(11)
         (15.2)   Authorization for Signatures(2)
         (27)     Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 15, 1996 (Accession No. 0000912057-96-006418).
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 6, 1996 (Accession No. 0000912057-96-016381).

5. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001307).
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
8. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
9. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).
10. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).
11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
12. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 16, 1995 (Accession No. 0000950109-95-003255).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*       Positions and Offices with Depositor
------------------      ------------------------------------
Thomas J. McInerney     Director and President

Timothy A. Holt         Director, Senior Vice President and Chief Financial
                        Officer

Christopher J. Burns    Director and Senior Vice President

J. Scott Fox            Director and Senior Vice President

John Y. Kim             Director and Senior Vice President

Shaun P. Mathews        Director and Senior Vice President

Glen Salow              Director and Vice President

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE              IMMEDIATE OWNER         OWNERSHIP     PRINCIPAL BUSINESS
                                                                              PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                         CT (1)             Publicly Held                         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.               CT (1) (*)         Aetna Inc.              100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.         PA (1) (*)         Aetna Inc.              100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity               Bermuda (1) (*)    Aetna Inc.              100%          Insurance
Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company       CT (1) (*)         Aetna Services, Inc.    100%          Life and Health Insurance and
                                                                                            Related Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Services, Inc.    CT (1) (*)         Aetna Services, Inc.    100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International, Inc.          CT (1) (*)         Aetna Services, Inc.    100%          Holding Company for International
                                                                                            Subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health and Life              CT (1) (*)         Aetna Services, Inc.    100%          Life and Health Insurance
Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Structured Benefits, Inc.          CT (1) (*)         Aetna Services, Inc.    100%          Broker of Life and Annuity Products
                                                                                            and Administrative Services
------------------------------------------------------------------------------------------------------------------------------------

(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER               OWNERSHIP        PRINCIPAL BUSINESS
                                                                                 PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.               CT (1) (*)      Aetna Services, Inc.          100%             Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.             CT (1) (*)      Aetna Services, Inc.          100%a            Supports Charitable Scientific,
                                                                                                  Literary and Educational
                                                                                                  Activities
------------------------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine             U.K. (1) (***)  Aetna Services, Inc.           10%             Reinsurance
Re-Insurance Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Business Resources, Inc.     CT (1) (*)      Aetna Services, Inc.          100%             Provides Business Services to
                                                                                                  External Clients
------------------------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated           CT (1) (*)      Aetna Services, Inc.          100%             Shell Corp. for Interest in
                                                                                                  Cogeneration
------------------------------------------------------------------------------------------------------------------------------------
Luettgens Limited                  CT (1) (*)      Aetna Services, Inc.          100%             Retail Specialty Store
------------------------------------------------------------------------------------------------------------------------------------
AE Housing Corp.                   CT (1) (*)      Aetna Services, Inc.          100%             Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.               DE (5) (*)      Aetna Services, Inc.           95%b            Finance - Limited Liability
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Realty Investments I, Inc.   CT (1) (*)      Aetna Services, Inc.          100%             Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Structured Benefits of Florida,    FL (1) (**)     Structured Benefits, Inc.     100%             Brokering of Life and Annuity
Inc.                                                                                              Products and Administrative
                                                                                                  Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Properties I Limited         CT (2) (***)    Aetna Realty Investments I,    84%c            Real Estate Investment
Partnership                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
PHPSNE Parent Corporation          DE (1) (*)      AUSHC Holdings, Inc.           55%             Holding Company
------------------------------------------------------------------------------------------------------------------------------------

----------
a  Nonstock Corporation
b  Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.
c Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER               OWNERSHIP        PRINCIPAL BUSINESS
                                                                                 PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Southern     CT (1)(*)       PHPSNE Parent Corporation     100%             Health Care
New England, Inc.
------------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.                TX (1) (*)      Aetna Life Insurance          100%             Real Estate Investment and
                                                   Company                                        Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Properties,      CT (1) (*)      Aetna Life Insurance          100%             Acquire, Develop and Lease Real
Inc.                                               Company                                        Estate
------------------------------------------------------------------------------------------------------------------------------------
Midway L.L.C.                      DE (5) (*)      Aetna Life Insurance          100%             Real Estate Investment
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
CDI Equity, Inc.                   DE (1) (*)      Aetna Life Insurance          100%             General Business Corporation
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
CDI Equity L.L.C.                  DE (5) (*)      Aetna Life Insurance           99%d            General Business Corporation
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.                  CT (1) (*)      Aetna Life Insurance          100%             Cogeneration
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment Company      CT (1) (*)      Aetna Life Insurance          100%             Assignment Company for Structured
                                                   Company                                        Settlements
------------------------------------------------------------------------------------------------------------------------------------
Bayshore Heights Associates        FL (2) (**)     Aetna Life Insurance           70%             Real Estate
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation             CT (1) (*)      Aetna Life Insurance          100%             Real Estate Investment and
                                                   Company                                        Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Institutional Investors I    CT (2) (**)     Aetna Life Insurance           13%e            Real Estate Investment
Limited Partnership                                Company
------------------------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak Park           CA (2) (**)     Aetna Life Insurance           80%             Real Estate
Condominium Associates                             Company
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.                   DE (1) (*)      Aetna Life Insurance          100%             General Business Corporation
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------

----------
d  CDI Equity, Inc. owns 1% of this Limited Liability Company.
e  Aetna Real Estate Properties, Inc. is a 1% general partner.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                 OWNERSHIP      PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.                 DE (5) (*)      Aetna Life Insurance Company     99%f          General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.                 CT (1) (*)      Aetna Life Insurance Company    100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, L.L.C.              DE (5) (*)      Aetna Life Insurance Company     99%g          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.                DE (1) (*)      Aetna Life Insurance Company    100%           Real Estate
------------------------------------------------------------------------------------------------------------------------------------
455 Market Street                  CA (2) (**)     Aetna Life Insurance Company     90%h          Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport A              CA (2) (**)     Aetna Life Insurance Company     50%i          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 8       CA (2) (**)     Aetna Life Insurance Company     50%j          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 9       CA (2) (**)     Aetna Life Insurance Company     50%k          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 10      CA (2) (**)     Aetna Life Insurance Company     50%l          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 11      CA (2) (**)     Aetna Life Insurance Company     50%m          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 14      CA (3) (**)     Aetna Life Insurance Company     60%           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

----------
f  BPC Equity, Inc. owns 1% of this Limited Liability Company.
g  Bay Area Mall, Inc. owns 1% of this Limited Liability Company.
h  89% general partner and 1% limited partner.
i Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
j Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
k Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
l Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
m Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                 OWNERSHIP       PRINCIPAL BUSINESS
                                                                                   PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Hamilton Partnership         IL (2) (**)     Aetna Life Insurance Company     62%            Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Waterloo Associates Limited        NC (2) (**)     Aetna Life Insurance Company     99%n           Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park            CT (2) (**)     Aetna Life Insurance Company     99%            Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Gables At Farmington Associates    CT (2) (**)     Aetna Life Insurance Company     60%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Gables at Brighton Associates      NY (2) (**)     Aetna Life Insurance Company     50%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Country Club Heights at Woburn     MA (2) (**)     Aetna Life Insurance Company     60%            Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Britcher Aetna-Laguna Hills        CA (2) (**)     Aetna Life Insurance Company     68%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Harbor Business Park               CA (2) (**)     Aetna Life Insurance Company     99%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas I          TX (2) (**)     Aetna Life Insurance Company     99%o           Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Trevose Hospitality, Inc.          CT (1) (**)     Aetna Life Insurance Company    100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I             TX (2) (**)     Aetna Life Insurance Company     99%p           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II            TX (2) (**)     Aetna Life Insurance Company     99%q           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited Partnership   CA (2) (**)     Aetna Life Insurance Company     80%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

----------
n Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
o Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
p Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
q Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited Partnership   AZ (2) (**)     Aetna Life Insurance Company     80%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
C.R.I. Hotel Associates, L.P.      IA (2) (**)     Aetna Life Insurance Company     75%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.                 CT (1) (*)      Aetna Life Insurance Company    100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Two, Inc.                 CT (1) (*)      Aetna Life Insurance Company    100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.               CT (1) (*)      Aetna Life Insurance Company    100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.                CT (1) (*)      Aetna Life Insurance Company    100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Century City North L.L.C.          DE (5) (**)     Aetna Life Insurance Company     84%r           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southfield Partners                MD (2) (**)     Aetna Life Insurance Company     99%s           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Rancho Cucamonga           CA (2) (**)     Aetna Life Insurance Company     60%            Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Village Green of Madison Heights   MI (2) (**)     Aetna Life Insurance Company     99%t           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Centrum Associates                 CA (2) (**)     Aetna Life Insurance Company     65%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates           AZ (2) (**)     Aetna Life Insurance Company     50%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southwest Financial Associates     AZ (2) (**)     Aetna Life Insurance Company     60%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited            CT (2) (**)     Aetna Life Insurance Company     75%            Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------

----------
r Aetna Health and Life Insurance Company owns 16% of this Limited Liability
  Company.
s Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc.
  is a 1% limited partner.
t Aetna Life Insurance Company is a 99% general partner and Trumbull Three,
  Inc. is a 1% limited partner.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Champions Richland Northcourte     TX (2) (*)      Aetna Life Insurance Company     99%u           Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Chris-Town Village Associates      AZ (2) (**)     Aetna Life Insurance Company     50%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners I                  TX (2) (*)      Aetna Life Insurance Company    50%             Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC           DE (5) (**)     Aetna Life Insurance Company    99%#            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Woodside Terrace Partners          CA (2) (**)     Aetna Life Insurance Company     60%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center            AZ (2) (**)     Aetna Life Insurance Company     50%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Chambridgeside Galleria            MA (2) (**)     Aetna Life Insurance Company     50%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
ADBI Partnership                   FL (2) (**)     Aetna Life Insurance Company     30%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Marriott Inner Harbor Hotel        MD (2) (*)      Aetna Life Insurance Company     99%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
TCR Ventanja Limited               TX (2) (**)     Aetna Life Insurance Company     99%v           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave. Limited           WA (2) (**)     Aetna Life Insurance Company     91%w           Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Thace Associates                   MI (2) (**)     Aetna Life Insurance Company     25%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Los Padres                 CA (2) (**)     Aetna Life Insurance Company     99%x           Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

----------
u Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
# Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner
v Aetna Life Insurance Company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.
w Aetna Life Insurance Company is a 84% general partner and a 1% limited partner.
x Aetna Life Insurance company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center     GA (2) (**)     Aetna Life Insurance Company     99%y           Real Estate Investment
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center     GA (2) (**)     Aetna Life Insurance Company     99%z           Real Estate Investment
Phase II Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.                DE (5) (**)     Aetna Life Insurance Company     99%aa          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
211 East Ontario Associates        IL (2) (**)     Aetna Life Insurance Company     15%            Shell
------------------------------------------------------------------------------------------------------------------------------------
Southeast Second Avenue, Inc.      DE (1) (*)      Aetna Life Insurance Company    100%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Menlo One, L.L.C.                  DE (5) (**)     Aetna Life Insurance Company     99%bb          Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Central Trust Center Associates    OH (2) (**)     Aetna Life Insurance Company     15%            Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Capitol District Energy Center     CT (2) (**)     AE Fourteen, Inc.                50%            Cogeneration of Electrical Power
Cogeneration Associates
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        OH (1) (*)      Aetna Health Management, Inc.   100%            HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of California,   CA (1) (*)      Aetna Health Management, Inc.   100%            Provide Pre-Paid Dental Services
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        FL (1) (*)      Aetna Health Management, Inc.   100%            HMO
------------------------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.              DE (1) (*)      Aetna Health Management, Inc.   100%            Sponsors Health Information
                                                                                                   Service
------------------------------------------------------------------------------------------------------------------------------------

----------
y Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
z Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
aa Southeast Second Avenue, Inc. owns 1% of these limited liability companies. bb Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        TN (1) (*)      Aetna Health Management, Inc.    100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of         CT (1) (*)      Aetna Health Management, Inc.    100%           Insurance
Connecticut
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International,       UT (1) (*)      Aetna Insurance Company of       100%           Provide Employee Assistance
Incorporated                                       Connecticut                                     Services and Managed Mental
                                                                                                   Health Programs
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,  GA (1) (*)      Aetna Health Management, Inc.    37%ccc         HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management, Inc.      DE (1) (*)      Aetna U.S. Healthcare Inc. (PA)  100%           HMO Management Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of New Jersey,   NJ (1) (*)      Aetna Health Management, Inc.    100%           Dental Care
Inc.
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.               DE (1) (*)      Aetna Health Management, Inc.    100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the          VA (1) (*)      Aetna Health Management, Inc.    100%           HMO
Mid-Atlantic, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the          NC (1) (*)      Aetna Health Management, Inc.    100%           HMO
Carolinas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        AZ (1) (*)      Aetna Health Management, Inc.    100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Texas, Inc.   TX (1)(*)       Aetna Health Management, Inc.    100%           HMO offering single health
                                                                                                   service plan - dental
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of           IL (1) (*)      Aetna Health Management, Inc.    100%           HMO
Illinois, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Kentucky,     KY (1) (*)      Aetna Health Management, Inc.    100%           Dental Plan Organization
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Central and  PA (1) (*)      Aetna Health Management, Inc.    100%           HMO
Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------

----------
ccc Primary Investments, Inc. over 63% of Aetna U.S. Healthcare of Georgia, Inc.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Texas, Inc.  TX (1) (*)      Aetna Health Management, Inc.    100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Louisiana,   LA (1) (*)      Aetna Health Management, Inc.    100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.                TX (1) (*)      Aetna Health Management, Inc.     55%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Freedom Choice, Inc.               PA (1)(*)       Aetna Health Plans of Central    100%           Third Party Administrator
                                                   and Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Government Health Plans,     CA (1) (*)      Aetna Health Management, Inc.    100%           Sponsors Champus Business
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of California,  CA (1) (*)      Aetna Health Management, Inc.    100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New York,    NY (1) (*)      AUSHC Holdings, Inc.             100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New Jersey,  NJ (1) (*)      AUSHC Holdings, Inc.             100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Southwest Physicians Life          TX (1) (*)      MED Southwest, Inc.              100%           Life and Health Insurer
Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of North        TX (1) (*)      MED Southwest, Inc.              100%           HMO
Texas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs of Alaska, Inc.      AK (1) (*)      Human Affairs International,     100%           Provides Mental Health
                                                   Incorporated                                    Services/Managed Mental Health
                                                                                                   Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of     CA (1) (*)      Human Affairs International,     100%           Provides Mental Health
California                                         Incorporated                                    Services/Managed Mental Health
                                                                                                   Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of     TX (1) (*)      Human Affairs International,     100%           Provides Mental Health
Texas, Inc.                                        Incorporated                                    Services/Managed Mental Health
                                                                                                   Services
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs Global Services,     DE (1) (*)      Human Affairs International,     100%           Holding Company to service Aetna
Inc.                                               Incorporated                                    agreements for New Zealand
                                                                                                   operations
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of     PA (1)(*)       Human Affairs International      100%           Provides Mental Health
Pennsylvania, Inc.                                 Incorporated                                    Services/Managed Mental Health
                                                                                                   Services
------------------------------------------------------------------------------------------------------------------------------------
Behavioral Healthcare Solutions,   DE (1) (*)      Human Affairs International,     100%           Mental Health Services
Inc.                                               Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International IPA,   NY (1) (*)      Human Affairs International,     100%           Independent Practice Association
Inc.                                               Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Holdings, Inc.    CT (1) (*)      Aetna Retirement Services, Inc.  100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance and Annuity   CT (1) (*)      Aetna Retirement Holdings, Inc.  100%           Life Insurance, Pensions And
Company                                                                                            Annuities
------------------------------------------------------------------------------------------------------------------------------------
Systematized Benefits              CT (1) (*)      Aetna Retirement Holdings, Inc.  100%           Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Financial Services, Inc.     CT (1) (*)      Aetna Retirement Holdings, Inc.  100%           Broker-Dealer and Investment
                                                                                                   Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc. CT (1) (*)      Aetna Retirement Holdings, Inc.  100%           Investment Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Services, Inc.    CT (1) (*)      Aetna Retirement Holdings, Inc.  100%           Distribute Securities Products -
                                                                                                   ALIAC and Outside Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency Holdings    CT (1) (*)      Aetna Retirement Holdings, Inc.  100%           Holding Company
Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FNI International, Inc.            CA (1) (*)      Aetna Retirement Holdings, Inc.  100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment       CA (1) (*)      FNI International, Inc.          100%           Broker/Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of America CT (1) (*)      Aetna Life Insurance and         100%           Write/Reinsure Life and Annuity
                                                   Annuity Company                                 Business
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Private Capital Inc.         CT (1) (*)      Aetna Life Insurance and         100%           General Business Corporation
                                                   Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund, Inc.        MD (1) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                MA (4) (**)     Aetna Life Insurance and          99%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund         MA (4) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund                     MA (4) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.    MD (1) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                MA (4) (**)     Aetna Life Insurance and          98%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Generation Portfolios, Inc.  MD (1) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund,    MD (1) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
Inc.                                               Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.            MD (1) (**)     Aetna Life Insurance and          17%aaa        Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.           MD (1) (**)     Aetna Life Insurance and         100%           Regulated Investment Company
                                                   Annuity Company                                 (Mutual Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Bermuda (1) (*) Aeltus Investment Management,    100%           Holding Company
(Bermuda) Holdings Limited                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.               CT (1) (*)      Aeltus Investment Management,    100%           Broker-Dealer Related Functions
                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company               CT (1) (*)      Aeltus Investment Management,    100%           Fiduciary Powers Granted to
                                                   Inc                                             State Bank and Trust Companies
------------------------------------------------------------------------------------------------------------------------------------

----------
aaa  Aetna Life Insurance Company owns 1% of this fund.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE               IMMEDIATE OWNER                  OWNERSHIP      PRINCIPAL BUSINESS
                                                                                        PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
China Dynamic Investment           Hong Kong (1) (**)  Aetna Investment Management       50%           Establish and Manage
Management (Hong Kong) Limited                         (Bermuda) Holdings Limited                      Collective Investment Scheme
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency, Inc.       CT (1) (*)          Aetna Insurance Agency           100%           Insurance Company
                                                       Holdings Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of          MA (1) (*)          Aetna Insurance Agency           100%           Insurance Company
Massachusetts, Inc.                                    Holdings Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of          AL (1)(*)           Aetna Insurance Agency           100%           Insurance Company
Alabama, Inc.                                          holdings Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings       Hong Kong (1) (*)   Aetna International, Inc.        100%           Holding Company for Insurance
(Hong Kong) I Limited                                                                                  and Financial Services
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Insurance Company  Bermuda (1) (**)    Aetna International, Inc.         50%           Life Disability and Employee
(Bermuda) Ltd.                                                                                         Benefits Ins. in H.K.
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund           CT (1) (*)          Aetna International, Inc.        100%           Investment Management
Management Inc.                                                                                        Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman) Ltd.       Cayman (1) (**)     Aetna International, Inc.        100%           Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.               CT (1) (*)          Aetna International, Inc.         80%           Dedicated Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of    CT (1) (*)          Aetna International, Inc.        100%           Life Insurance
America
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings       Hong Kong (1) (*)   Aetna International, Inc.        100%           Holding Company
(Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional Compania, S.   Mexico (1) (**)     Aetna International, Inc.        68%cc          Holding Company
en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional De Mexico      Mexico (1) (**)     Aetna International, Inc.        100%           Mexican Holding Company
S.A. De C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna S.A.                         Chile (1) (*)       Aetna International, Inc.        100%           Holding Co.
------------------------------------------------------------------------------------------------------------------------------------

----------
cc Aetna International de Mexico, S.A. de C.V. owns 16% of Aetna Internacional
   Compania, S. en N. C. de C.V.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                  IMMEDIATE OWNER                OWNERSHIP      PRINCIPAL BUSINESS
                                                                                         PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Arcella Limited                    Hong Kong (1) (*)   Aetna International, Inc.        100%           Investment & Holding Co.
                                                                                                       for Aetna's Asia Pacific
                                                                                                       Operations
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Bermuda      Bermuda (1) (*)        Aetna International, Inc.      100%           Insurance, Guaranteed and
Limited                                                                                                 Indemnity Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Global         Luxembourg (1) (*)     Aetna International, Inc.      100%           Investment Services
Investment Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment Holdings    Taiwan (1) (*)         Aetna International, Inc.       80%           Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty            Netherlands Antilles   Aetna International, Inc.      100%           Finance Investment Company
International Finance N.V.         (1) (*)
------------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Seguros de       Brazil                 Aetna International, Inc.       49%           Insurance
Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Australia (1) (*)      Aetna International, Inc.      100%           Stockbroking
(Australia) Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings, Inc.       CT (1) (*)             Aetna International, Inc.      100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Securities Investment        Taiwan (1) (*)         Aetna International, Inc.       80%           Securities Investment
Management (Taiwan) Ltd.                                                                                Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Management           U.K. (1) (*)           Aetna International, Inc.      100%           Promoter of Offshore Mutual
International Ltd.                                                                                      Funds or other Open-Ended
                                                                                                        Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------------
AE Five Incorporated               CT (1) (*)             Aetna International, Inc.      100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings Limited      Canada (1) (*)         Aetna International, Inc.      100%           Investment Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Taiwan (1) (*)         Aetna International, Inc.       80%           Provide Non-Security
(Taiwan) Limited                                                                                        Business and Investment
                                                                                                        Advice
------------------------------------------------------------------------------------------------------------------------------------
Aetna International (N.Z.)          New Zealand (1) (*)    Aetna International, Inc.      100%           Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                  IMMEDIATE OWNER                  OWNERSHIP    PRINCIPAL BUSINESS
                                                                                           PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Hong Kong (1) (*)      Aetna International, Inc.        100%         Investment Holding Company
(F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Phillippine Ventures, Inc.   Phillippine (1) (*)    Aetna International, Inc.        100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Inc.          Philippines (1) (*)    Aetna Phillipine Ventures, Inc.  100%         Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.             Philippines (1) (*)    Aetna Life Insurance Inc.        100%         Insurance
------------------------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia Pacific)          Hong Kong (1) (**)     Aetna International Holdings      35%dd       Underwriter Casualty and
Insurance Ltd.                                            (Hong Kong) I Limited                         General Insurance in Hong
                                                                                                        Kong and Macau
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Services Company   Hong Kong (1) (**)     East Asia Aetna Insurance        100%         Management services to
Limited                                                   Company (Bermuda) Ltd.                        associate companies
------------------------------------------------------------------------------------------------------------------------------------
The Aetna International Umbrella   Luxembourg (1) (***)   Aetna Life Insurance Company      04%ee       An Undertaking for the
Fund                                                      of America                                    Collective Investment in
                                                                                                        Transferable Securities
------------------------------------------------------------------------------------------------------------------------------------
PT Danamon-Aetna Life Insurance    Indonesia (1) (**)     Aetna Life Insurance Company      80%         Limited Liability Life
Company                                                   of America                                    Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia) Berhad       Malaysia (1) (*)       Aetna International Holdings      82%         Holding Company
                                                          (Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Universal Insurance Berhad   Malaysia (1) (*)       Daya Aetna (Malaysia) SDN. BHD.  100%         Individual Life, Home
                                                                                                        Service, Group and General
                                                                                                        Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.              Taiwan (1) (a)         Aetna Heart Investment           100%         Trading Company - Marketing
                                                          Holdings Limited                              of Gifts and Souvenirs
------------------------------------------------------------------------------------------------------------------------------------

----------
dd East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of Blue Cross
   (Asia Pacific) Insurance Ltd.
ee Percentage controlled by Aetna Services, Inc. includes ownership by the following: Aetna Services, Inc. 1%, Aetna Life & Casualty Bermuda Limited 5%, Aetna Investment Management (F.E.) Limited 1% and Aetna Life Insurance Company of Canada 1% and Aetna Securities Investment Management (Taiwan) Ltd. 15%

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                  IMMEDIATE OWNER                 OWNERSHIP     PRINCIPAL BUSINESS
                                                                                          PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency Co., Ltd.  Taiwan (1) (a)         Aetna Heart Investment          100%          Administrative Support
                                                          Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Huei Hong Securities Co., Ltd.     Taiwan (1) (a)         Aetna Heart Investment          20%           Securities Trading
                                                          Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Culture Company Ltd.   Taiwan (1) (a)         Aetna Heart Investment          100%          Trading Company
                                                          Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Seguros Monterrey Aetna, S.A.      Mexico (1) (**)        AE Five Incorporated             14%bbb       Insurance and Reinsurance
------------------------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey Aetna, S.A.      Mexico (1) (**)        AE Five Incorporated             14%bbb       Issuance of Bonds
------------------------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands) Holdings B.V.  Netherlands (1) (*)    Aetna Life and Casualty         100%          Finance Company
                                                          International Finance N.V.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Previdencia Privada    Brazil (1) (*)         Sul America Aetna Seguros de    100%          Pension
                                                          Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Sul America Servicos Medicos S.A.  Brazil (1) (*)         Sul America Aetna Seguros de    100%          Health Administrator
                                                          Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Brasilprev Previdencia Privada     Brazil (1) (**)        Sul America Aetna Seguros de    100%          Pension
S.A.                                                      Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia de Segoros   Brazil (1) (*)         Sul America Aetna Seguros de    51%           Insurance
                                                          Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------
Travelguard Limited                Hong Kong (1) (*)      Blue Cross (Asia Pacific)       100%          Insurance Agent
                                                          Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------

----------
bbb Aetna Internacional de Mexico, S.A. de C.V. owns 13% of this company and Aetna Internacional Compania, S en NC de C.V. owns 8% of this company.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                  IMMEDIATE OWNER                  OWNERSHIP    PRINCIPAL BUSINESS
                                                                                           PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Toursafe Limited                   Hong Kong (1) (*)      Blue Cross (Asia Pacific)        100%         Insurance Agent
                                                          Insurance Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Travelsafe Limited                 Hong Kong (1) (*)      Blue Cross (Asia Pacific)        100%         Insurance Agent for its
                                                          Insurance Ltd.                                Ultimate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A. de C.V.      Mexico (1) (**)        Aetna Internacional Compania S   49%          Administrative Services in
                                                          en N.C. de C.V.                               Connection with Insurance
                                                                                                        Claims
------------------------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.              Mexico (1) (**)        Aetna Internacional Compania S   49%          Services for Insureds for
                                                          en N.C. de C.V.                               Hospitals Admissions and
                                                                                                        Claims Processing
------------------------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A. de C.V.     Mexico (1) (**)        Aetna Internacional Compania S   49%          Insurance and Reinsurance
                                                          en N.C. de C.V.                               Company
------------------------------------------------------------------------------------------------------------------------------------
Pensiones Bancomes S.A. de C.V.    Mexico (1) (**)        Aetna Internacional Compania S   49%          Insurance Company
                                                          en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos Para el   Mexico (1) (**)        Aetna Internacional Compania S   49%          Retirement Funds Management
Retiro Bancomer, S.A. de C.V.                             en N.C. de C.V.                               Company
------------------------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de C.V.          Mexico (1) (**)        Aetna Internacional Compania S   49%          Legal Administration and
                                                          en N.C. de C.V.                               Financial Services
------------------------------------------------------------------------------------------------------------------------------------
Asesores en Promocion Segunomina   Mexico (1) (**)        Aetna Internacional Compania S   49%          Marketing of Seguros
S.A. de C.V.                                              en N.C. de C.V.                               Products/Payroll Discounts
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros Generales S.A. Chile (1) (*)          Aetna S.A.                        98%         Casualty Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Administradora de Fondos de  Chile (1) (*)          Aetna S.A.                       100%         Real Estate Investment Trust
Inversion S.A.                                                                                          Management Co.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros de Vida S.A.   Chile (1) (*)          Aetna S.A.                       100%         Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.               Chile (1) (*)          Aetna S.A.                       100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                IMMEDIATE OWNER                  OWNERSHIP    PRINCIPAL BUSINESS
                                                                                         PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Credito Hipotecario S.A.     Chile (1) (*)        Aetna S.A.                       100%         Mortgage Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.                    Argentina (1) (*)    Aetna S.A.                        60%         Health and Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Peru S.A.      Peru (1) (*)         Aetna S.A.                        86%ff       Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                   Chile (1) (*)        Aetna S.A.                        90%         Health Indemnity - Chile
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de        Chile (1) (*)        Aetna Pensiones S.A.              62%         Pension Funds Management
Pensiones Santa Maria S.A.                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------
Santa Maria Internacional S.A.     Chile (1) (*)        Administradora de Fondos de      100%         Pension Administration
                                                        Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru S.A.          Peru (1) (**)        Santa Maria Internacional S.A.    71%gg       Investment
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de        Peru (1) (**)        Aetna Pensiones Peru S.A.         30%hh       Pension Funds Management
Pensiones Integra S.A.                                                                                Company
------------------------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania de Seguros    Peru (1) (*)         Aetna International Peru S.A.     34%         Insurance and Reinsurance
S.A.
------------------------------------------------------------------------------------------------------------------------------------
Immobilaria Padre Marinano S.A.    Chile (1) (*)        Aetna Credito Hipotecario S.A.    99%ii       Real Estate Development
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management Canada,    Ontario (1)(*)       Aetna Canada Holdings Limited    100%         Managed Healthcare
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of    Canada (1) (*)       Aetna Canada Holdings Limited    100%         Life, Accident and Sickness
Canada                                                                                                Insurance
------------------------------------------------------------------------------------------------------------------------------------
Equinox Financial Group Inc.       Canada (1) (*)       Aetna Canada Holdings Limited     92%jj       Distributor of Life Insurance,
                                                                                                      Financial and Related Products
------------------------------------------------------------------------------------------------------------------------------------

----------
ff Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S. A. have combined ownership of 14%.
gg  Aetna S.A. owns 29% of this company.
hh  Aetna Pensiones Peru S.A. owns 30% of this company.
ii  Aetna S.A. owns 1% of this company.
jj  Aetna Life Insurance Company of Canada owns 8% of this corporation.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                IMMEDIATE OWNER                  OWNERSHIP    PRINCIPAL BUSINESS
                                                                                         PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.                Canada (1) (*)       Aetna Canada Holdings Limited     70%kk       Marketing of Life Ins. and
                                                                                                      Related Products
------------------------------------------------------------------------------------------------------------------------------------
AlphaQuest Capital Management      Ontario (1) (***)    Aetna Canada Holdings Limited     15%         Investment Counselor Portfolio
Limited                                                                                               Manager
------------------------------------------------------------------------------------------------------------------------------------
Aetna Acceptance Corporation       Ontario (1) (*)      Aetna Canada Holdings Limited    100%         Provision of Financial
Limited                                                                                               Assistance to Agents to Assist
                                                                                                      in Growth of Business
------------------------------------------------------------------------------------------------------------------------------------
969708 Ontario Limited             Ontario (1) (*)      Aetna Health Management          100%         Holding Company
                                                        Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
3378551 Canada Inc..               Canada (1) (**)      Aetna Health Management          49%          Managed Health Services
                                                        Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Benefits Management, Inc.    Canada (1) (*)       Aetna Life Insurance Company     100%         Claims Administration and
                                                        of Canada                                     Actuarial Services
------------------------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.             British Columbia     Aetna Life Insurance Company     100%         Real Estate Acquisitions
                                   (1) (*)              of Canada
------------------------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties Limited    Ontario (1) (*)      Aetna Life Insurance Company     100%         Acquisition, Development and
                                                        of Canada                                     Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited             Canada (1) (*)       Aetna Life Insurance Company     100%         Acquisition, Development and
                                                        of Canada                                     Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
3273806 Canada Limited             Canada (1) (*)       Aetna Life Insurance Company     100%         Real Estate Holding Company
                                                        of Canada
------------------------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision Services Inc. Canada (1) (**)      Aetna Benefits Management,        20%         Provider of Ophthalmic,
                                                        Inc.                                          Service for Four Major
                                                                                                      Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Associative Rehabilitation Inc.    Ontario (1) (*)      969708 Ontario Limited           100%         Managed Health Services
------------------------------------------------------------------------------------------------------------------------------------
Churchill Office Park Limited      Canada (1) (**)      Mount-Batten Properties Limited   45%         Real Estate Development of
                                                                                                      Ottawa Site
------------------------------------------------------------------------------------------------------------------------------------

----------
kk   Equinox Financial Group, Inc. owns 30% of this corporation.

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER              OWNERSHIP    PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.) Limited        New Zealand (1) (**)  Aetna International (N.Z)     50%         Health Insurance Underwriting
                                                         Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance (N.Z.)        New Zealand (1) (*)   Aetna Health (N.Z.) Limited  100%         Group Benefits/Pension Management
Limited
------------------------------------------------------------------------------------------------------------------------------------
First Medical Corporation Limited  New Zealand (1) (*)   Aetna Health (N.Z.) Limited  100%         Indemnity Health Insurance
------------------------------------------------------------------------------------------------------------------------------------
Medic Aid Computers Limited        New Zealand (1) (*)   First Medical Corporation    100%         Inactive
                                                         Limited
------------------------------------------------------------------------------------------------------------------------------------
Medical Aids Hire (1974) Limited   New Zealand (1) (*)   First Medical Corporation    100%         Non-Trading Subsidiary of First
                                                         Limited                                   Medical Corporation
------------------------------------------------------------------------------------------------------------------------------------
First Health (New Zealand Limited) New Zealand (1) (*)   Aetna Health (N.Z.) Limited  100%         Super Annuitization/Long Term
                                                                                                   Care
------------------------------------------------------------------------------------------------------------------------------------
Prime Health Limited               New Zealand (1) (*)   First Health (New Zealand)    50%         Buying and Managing Risk for
                                                         Limited                                   Publicly Funded Health Services
                                                                                                   and Providing Management Services
                                                                                                   and Infrastructure To its Network
                                                                                                   of Doctors
------------------------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited               Hong Kong (1) (*)     Aetna Investment Management  100%         Investment Management &
                                                         (F.E.) Holdings Limited                   Securities Trading
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Hong Kong (1) (*)     Aetna Investment Management  100%         Investment Management & Advisory
(F.E.) Limited                                           (F.E.) Holdings Limited                   Services for Individual Clients
                                                                                                   and Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund Managers  Hong Kong (1) (*)     Aetna Investment Management  100%         Investment & Unit Trust
Limited                                                  (F.E.) Holdings Limited                   Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management        Hong Kong (1) (*)     Aetna Investment Management  100%         Nominee Services Holding Assets
(F.E.) Nominees Limited                                  (F.E.) Holdings Limited                   of AIM F.E.'s Customers in Street
                                                                                                   Name
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE                 IMMEDIATE OWNER                  OWNERSHIP     PRINCIPAL BUSINESS
                                                                                          PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment &  Taiwan (1) (***)      Aetna Investment Management       20%          Securities Investment &
Trust Co. Ltd.                                           (F.E.) Holdings Limited                        Trust
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment    Taiwan (1) (***)      PLJ Holdings Limited              20%          Investment Consulting
Consultant Co. Ltd.                                                                                     Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Financial          DE (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Holding Company
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.             DE (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.  PA (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.  NJ (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.  DE (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company      NY (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Accident and Health
                                                                                                        Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Insurance         MN (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Accident and Health
Company                                                                                                 Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.            MD (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          Utilization Review
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        NJ (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        NY (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        CT (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        MA (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        DE (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%          HMO
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP     PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of New       NH (1) (*)      Aetna U.S. Healthcare Inc. (PA)  100%          HMO
Hampshire, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc.           DE (1) (*)      U.S. Healthcare Financial        100%          DE Holding Company
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Investments, Inc.      DE (1) (*)      U.S. Healthcare Financial        100%          DE Holding Company
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Physicians Care      PA (1) (*)      U.S. Healthcare Financial        100%          Financial Services to Physicians
Systems, Inc.                                      Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Home Health Care     PA (1) (*)      U.S. Healthcare Financial        100%          Inactive - other Medical Services
Systems, Inc.                                      Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation Corp.         PA (1) (*)      U.S. Healthcare Financial        100%          Ownership and Operation of
                                                   Services, Inc.                                 Airplanes
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Properties, Inc.   PA (1) (*)      U.S. Healthcare Financial        100%          Holding Company for Real Estate
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Inteli-Health, Inc.                DE (1) (*)      U.S. Healthcare Financial         98%          Software Development
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
USHC Management Services           DE (1) (*)      U.S. Healthcare Financial        100%          Management and Financial Services
Corporation                                        Services, Inc.                                 to Network Providers
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Advantage, Inc.    DE (1) (*)      Advent Investments, Inc.         100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Wissahickon Payment                DE (1) (*)      Advent Investments, Inc.         100%          Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Financial Services, Inc.    DE (1) (*)      U.S. Healthcare Advantage, Inc.  100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Administrators,   PA (1) (*)      Advent Financial Services, Inc.  100%          Third Party Administrator for
Inc.                                                                                              Self-Insured Plans
------------------------------------------------------------------------------------------------------------------------------------
Managed Care Coordinators, Inc.    DE (1) (*)      Advent Financial Services, Inc.  100%          Evaluation and Administration of
                                                                                                  Multiple Health Plans
------------------------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation           PA (1) (*)      Advent Financial Services, Inc.  100%          Shell
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP     PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Algorithms, Inc.      PA (1) (*)      Advent Financial Services, Inc.  100%          Services to Analyze the Quality
                                                                                                  and Effectiveness of Medical Care
------------------------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage, Inc.       PA (1) (*)      Advent Financial Services, Inc.  100%          Case Management and other Medical
                                                                                                  Management Services for Employers
                                                                                                  on Costs Related to Workers'
                                                                                                  Compensation Claims
------------------------------------------------------------------------------------------------------------------------------------
Primary Investments, Inc.          DE (1) (*)      Primary Holdings, Inc.           100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
United States Health Care Systems  PA (1) (*)      Primary Investments, Inc.        100%          HMO
of Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              VA (1) (*)      Primary Investments, Inc.        100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              OH (1) (*)      Primary Investments, Inc.        100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare of the Carolinas,  NC (1) (*)      Primary Investments, Inc.        100%          HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,  GA (1) (*)      Primary Investments, Inc.         63%          HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent HMO Corporation             ND (1) (*)      Primary Investments, Inc.        100%          Inactive
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company      CT (1) (*)      Primary Investments, Inc.        100%          Accident and Health Insurance
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        AL (1)(*)       Primary Investments, Inc.        100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        MI (1) (*)      Primary Investments, Inc.        100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.        OK (1) (*)      Primary Investments, Inc.        100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.              MO (1) (*)      Primary Investments, Inc.        100%          HMO
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997           COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE           IMMEDIATE OWNER                  OWNERSHIP     PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Holdings,    DE (1) (*)      Primary Investments, Inc.        100%                    Holding Company
Inc.
----------------------------------------------------------------------------------------------------------- ------------------------
Virginia Mason Health Plan, Inc.   WA (1) (*)      Primary Investments, Inc.        100%                    HMO
----------------------------------------------------------------------------------------------------------- ------------------------
Aetna U.S. Healthcare of           CO (1) (*)      Aetna U.S. Healthcare            100%                    HMO
Colorado, Inc.                                     Holdings, Inc.
----------------------------------------------------------------------------------------------------------- ------------------------

Item 27. Number of Contract Owners

     As of September 30,1997, there were 623,598 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

         (1)                      (2)                      (3)                  (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal Underwriter   Discounts and             Redemption or          Brokerage
                        Commissions               Annuitization          Commissions        Compensation*

Aetna Life Insurance                                   $1,325,661                                $96,924,599
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-91846) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 30th day of October, 1997.

                                   VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                            By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                            By:    Thomas J. McInerney*
                                   ------------------------------------------
                                   Thomas J. McInerney
                                   President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                     Date

Thomas J. McInerney*        Director and President                )
-------------------------   (principal executive officer)         )
Thomas J. McInerney                                               )
                                                                  )
                                                                  )
Timothy A. Holt*            Director, Senior Vice President and   )    October
-------------------------   Chief Financial Officer               )    30, 1997
Timothy A. Holt                                                   )
                                                                  )
                                                                  )
Christopher J. Burns*       Director                              )
-------------------------                                         )
Christopher J. Burns                                              )
                                                                  )
                                                                  )
J. Scott Fox*               Director                              )
-------------------------                                         )
J. Scott Fox                                                      )
                                                                  )
                                                                  )
John Y. Kim*                Director                              )
-------------------------                                         )
John Y. Kim                                                       )
                                                                  )
                                                                  )
Shaun P. Mathews*           Director                              )
-------------------------                                         )
Shaun P. Mathews                                                  )

Glen Salow*                 Director                              )
-------------------------                                         )
Glen Salow                                                        )
                                                                  )
                                                                  )
Deborah Koltenuk*           Vice President and Treasurer,         )
-------------------------   Corporate Controller                  )
Deborah Koltenuk                                                  )

By:  /s/ Julie E. Rockmore
     ------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.            Exhibit                                          Page

99-B.1     Resolution of the Board of Directors of Aetna Life             *
           Insurance and Annuity Company establishing Variable
           Annuity Account C

99-B.3.1   Broker-Dealer Agreement                                        *

99-B.3.2   Alternative Form of Wholesale Agreement and Related            *
           Selling Agreement

99-B.4.1   Variable Annuity Contract (G-CDA-IB(ATORP) and                 *
           Endorsement (EGET-IC(R))

99-B.4.2   Variable Annuity Contract and Certificate (G-CDA-95(TORP)      *
           and (GTCC-95(TORP))

99-B.4.3   Variable Annuity Contract (G-CDA-IB(AORP) and Endorsement      *
           (EGET-IC(R))

99-B.4.4   Variable Annuity Contract and Certificate (G-CDA-95(ORP)       *
           and (GTCC-95(ORP))

99-B.4.5   Variable Annuity Contract (G-CDA-96(TORP))                     *

99-B.4.6   Variable Annuity Contract (G-CDA-96(ORP))                     ____

99-B.4.7   Variable Annuity Contract Certificate (GTCC-96(TORP))         ____

99-B.4.8   Variable Annuity Contract Certificate (GTCC-96(ORP))          ____

99-B.4.9   Endorsement (GET 9/96) to Variable Annuity Contract            *
           G-CDA-95(TORP), GTCC95(TORP), G-CDA-95(ORP) and
           GTCC-95(ORP)

99-B.4.10  Form of Endorsement (EORPEX97LAMS) to Contracts G-CDA-96      ____
           (ORP) and G-CDA-96 (TORP) and Certificates GTCC-96(ORP) and GTCC-96(TORP)

99-B.5     Variable Annuity Contract Application (300-MOP-IB)             *

*Incorporated by reference

Exhibit No.   Exhibit                                                    Page

99-B.6.1   Certification of Incorporation of Aetna Life Insurance         *
           and Annuity Company

99-B.6.2   Amendment of Certificate of Incorporation of Aetna Life        *
           Insurance and Annuity Company

99-B.6.3   By-Laws, as amended September 17, 1997, of Aetna Life         ____
           Insurance and Annuity Company

99-B.8.1   Fund Participation Agreement between Aetna Life Insurance      *
           and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
           13, 1989 and amended December 27, 1993

99-B.8.2   Second Amendment dated January 1, 1996 to Fund                 *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company and Calvert Asset Management Company
           (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
           13, 1989 and amended December 27, 1993

99-B.8.3   Third Amendment dated February 11, 1997 to Fund                *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company and Calvert Asset Management Company
           (Calvert Responsibly Invested Balanced Portfolio,
           formerly Calvert Socially Responsible Series) dated March
           13, 1989 and amended December 27, 1993 and January 1,
           1996

99-B.8.4   Fourth Amendment dated February 28, 1997 to Fund               *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company and Calvert Asset Management Company
           (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
           13, 1989 and amended December 27, 1993, January 1, 1996
           and February 11, 1997

*Incorporated by reference

Exhibit No.   Exhibit                                                    Page

99-B.8.5   Fund Participation Agreement between Aetna Life Insurance      *
           and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
           1, 1995, January 1, 1996 and March 1, 1996

99-B.8.6   Fifth Amendment, dated as of May 1, 1997, to the Fund          *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company, Variable Insurance Products Fund and
           Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May
           1, 1995, January 1, 1996 and March 1, 1996

99-B.8.7   Fund Participation Agreement between Aetna Life Insurance      *
           and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1,
           1994 and amended on December 15, 1994, February 1, 1995,
           May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.8   Fifth Amendment, dated as of May 1, 1997, to the Fund          *
           Participation Agreement between Aetna Life Insurance and
           Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May
           1, 1995, January 1, 1996 and March 1, 1996

99-B.8.9   Service Agreement between Aetna Life Insurance and             *
           Annuity Company and Fidelity Investments Institutional
           Operations Company dated as of November 1, 1995

99-B.8.10  Amendment dated January 1, 1997 to Service Agreement           *
           between Aetna Life Insurance and Annuity Company and
           Fidelity Investments Institutional Operations Company dated as of November 1, 1995

*Incorporated by reference

Exhibit No.            Exhibit                                          Page

99-B.8.11  Fund Participation Agreement between Aetna Life Insurance      *
           and Annuity Company and Janus Aspen Series dated April
           19, 1994 and amended June 15, 1994, July 30, 1995 and
           March 1, 1996

99-B.8.12  Fund Participation Agreement between Aetna Life Insurance      *
           and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.9     Opinion and Consent of Counsel                               ____


99-B.10    Consent of Independent Auditors                              ____


99-B.13    Schedule for Computation of Performance Data                   *

99-B.15.1  Powers of Attorney                                             *

99-B.15.2  Authorization for Signatures                                   *

27         Financial Data Schedule                                      ____

*Incorporated by reference